Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Nonemployees expire	10 years
Granted options to purchase (in Shares)	5,870,433	3,415,779
Employees and consultants fair value	$ 21,300	$ 800
Stock-based compensation expense	$ 18,800	$ 1,100
Weighted average period	3 years 3 days	3 years 2 months 4 days
Shares granted plan (in Shares)	4,506,133
Weighted average grant-date fair value of stock options granted (in Dollars per share)	$ 3.62	$ 0.25
Aggregate intrinsic value of options exercised	$ 13,000	$ 33
Aggregate intrinsic value of options exercisable	34,700	800
Aggregate intrinsic value of options outstanding	$ 76,400	$ 900
2014 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation options and restricted stock vest	25.00%
Grant rate	6.25%
Nonemployees expire	10 years
Two Thousand Twenty One Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation options and restricted stock vest	25.00%
Grant rate	6.25%
Class A Common Stock [Member] | 2014 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share based compensation award (in Shares)	19,914,315
Class B Common Stock [Member] | Two Thousand Twenty One Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share based compensation award (in Shares)	18,384,074